Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined benefit obligation—Non-current liabilities	$ (5)	$ 0
Deferred tax asset	1	1
Net defined benefit pension (obligation)/asset	$ (4)	$ 1